CONVERTIBLE DEBENTURES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Note 11. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	$ 247,316	$ 251,113
Additions to debt			2,000,000
Derivative liability recognition			(783,856)
Debt settlement through conversion of shares (Note 11.1.1)			(1,174,639)
Interest accretion	11,672	42,844	343,556
Debt and interest payments	(7,875)	(16,865)	(137,745)
Debt settlement through conversion of shares		(277,092)
Balance - December 31, 2024	251,113		247,316
Current portion
Current portion
Note 11. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	2,165,446	2,208,811
Additions to debt			6,000,000
Derivative liability recognition			(3,982,944)
Debt settlement through conversion of shares (Note 11.1.1)
Interest accretion	162,468	980,489	271,651
Debt and interest payments	(119,103)	(505,088)	(123,261)
Debt settlement through conversion of shares		(738,986)
Balance - December 31, 2024	2,208,811	1,945,226	2,165,446
Current portion		1,945,226
Current portion
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	2,412,762	2,459,924
Additions to debt			8,000,000
Derivative liability recognition			(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)			(1,174,639)
Interest accretion	174,140	1,023,333	615,207
Debt and interest payments	(126,978)	(521,953)	(261,006)
Debt settlement through conversion of shares		(1,016,078)
Balance - December 31, 2024	$ 2,459,924	1,945,226	$ 2,412,762
Current portion		1,945,226
Current portion